March 3, 2005


EDGAR Postmaster, BDM: Postmaster



         Re:   AIG Series Trust
               Securities Act File No. 333-111662




Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the registrant, dated February 17, 2005, no changes were made to the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 5 to the registrant's Registration Statement on Form N-1A, which was filed electronically with the Commission on February 17, 2005.

                                Very truly yours,

                                AIG SunAmerica Asset Management Corp.




                                /s/ COREY A. ISSING
                                -------------------
                                Corey A. Issing
                                Staff Attorney